Primary and secondary segments reporting - Geographical segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) operating_area segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 01, 2020 EUR (€)	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of operating segments [abstract]
Number of operating segments | segment	5
Number of operating areas | operating_area	4
(Condensed) balance sheet
TOTAL ASSETS	€ 1,508,250	€ 1,522,695	€ 1,459,271
Loans and advances to customers	916,199	942,218	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	225,796	188,606	197,069
Debt instruments	176,554	184,596	191,124
Other financial assets	82,769	82,047	70,808
Other asset accounts	106,932	125,228	117,349
TOTAL LIABILITIES	1,416,928	1,412,036	1,351,910
Customer deposits	849,310	824,365	780,496
Central banks and credit institutions	184,679	175,163	187,909
Marketable debt securities	235,269	261,977	246,619
Other financial liabilities	108,135	107,374	95,007
Other liabilities accounts	39,535	43,157	41,879
Total Equity	91,322	110,659	107,361	€ 110,659	€ 106,970	€ 105,493	€ 106,833
Other customer funds under management	153,265	176,911	157,855
Investment funds	131,964	142,988	127,564
Pension funds	15,576	11,844	11,160
Assets under management	5,725	22,079	19,131
Other non-managed marketed customer funds	53,549	49,488	42,212
(Condensed) income statement
Net interest income	31,994	35,283	34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	83	636	801
Total income	44,279	49,229	48,424
Administrative expenses, depreciation and amortisation	(21,130)	(23,280)	(22,779)
Profit from operations	23,149	25,949	25,645
Net loan-loss provisions	(12,432)	(9,321)	(8,873)
Other gains (losses) and provisions	(12,793)	(4,085)	(2,571)
Operating profit/(loss) before tax	(2,076)	12,543	14,201
Income tax	(5,632)	(4,427)	(4,886)
Profit/(loss) from continuing operations	(7,708)	8,116	9,315
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(7,708)	8,116	9,315
Profit/(loss) attributable to non-controlling interests	1,063	1,601	1,505
Attributable profit to the parent	(8,771)	6,515	7,810
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation	50	31	113
Operating segment
(Condensed) income statement
Net interest income	31,994	35,283	34,341
Net fee income	10,015	11,779	11,485
Gains (losses) on financial transactions	2,187	1,531	1,797
Other operating income	404	901	801
Total income	44,600	49,494	48,424
Administrative expenses, depreciation and amortisation	(20,967)	(23,280)	(22,779)
Profit from operations	23,633	26,214	25,645
Net loan-loss provisions	(12,174)	(9,321)	(8,873)
Other gains (losses) and provisions	(1,785)	(1,964)	(1,995)
Operating profit/(loss) before tax	9,674	14,929	14,777
Income tax	(3,516)	(5,103)	(5,230)
Profit/(loss) from continuing operations	6,158	9,826	9,547
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	6,158	9,826	9,547
Profit/(loss) attributable to non-controlling interests	1,077	1,574	1,483
Attributable profit to the parent	5,081	8,252	8,064
Operating segment | Europe
(Condensed) balance sheet
TOTAL ASSETS	942,620	926,768	901,824
Loans and advances to customers	563,581	563,101	534,257
Cash, balances at central banks and credit institutions and other deposits on demand	213,561	171,974	166,035
Debt instruments	81,271	101,189	114,896
Other financial assets	48,313	53,918	49,277
Other asset accounts	35,894	36,586	37,359
TOTAL LIABILITIES	899,990	882,479	859,299
Customer deposits	582,353	559,720	534,472
Central banks and credit institutions	167,014	156,201	160,628
Marketable debt securities	84,201	94,882	96,067
Other financial liabilities	54,634	59,241	52,810
Other liabilities accounts	11,788	12,435	15,322
Total Equity	42,630	44,289	42,525
Other customer funds under management	86,899	86,558	76,524
Investment funds	71,238	62,203	55,239
Pension funds	15,487	11,746	11,062
Assets under management	174	12,609	10,223
Other non-managed marketed customer funds	34,313	32,706	28,555
(Condensed) income statement
Net interest income	9,912	10,072	10,199
Net fee income	4,000	4,423	4,623
Gains (losses) on financial transactions	868	1,045	1,055
Other operating income	(106)	399	431
Total income	14,674	15,939	16,308
Administrative expenses, depreciation and amortisation	(8,275)	(8,912)	(9,072)
Profit from operations	6,399	7,027	7,236
Net loan-loss provisions	(3,345)	(1,333)	(1,183)
Other gains (losses) and provisions	(970)	(792)	(882)
Operating profit/(loss) before tax	2,084	4,902	5,171
Income tax	(593)	(1,340)	(1,414)
Profit/(loss) from continuing operations	1,491	3,562	3,757
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	1,491	3,562	3,757
Profit/(loss) attributable to non-controlling interests	78	167	133
Attributable profit to the parent	1,413	3,395	3,624
Operating segment | North America
(Condensed) balance sheet
TOTAL ASSETS	223,797	223,972	200,985
Loans and advances to customers	120,571	133,727	116,196
Cash, balances at central banks and credit institutions and other deposits on demand	28,666	22,904	28,856
Debt instruments	38,403	33,749	27,302
Other financial assets	15,439	10,822	10,023
Other asset accounts	20,718	22,770	18,608
TOTAL LIABILITIES	199,735	199,993	179,083
Customer deposits	102,924	98,915	91,896
Central banks and credit institutions	38,017	38,952	26,077
Marketable debt securities	36,583	44,097	43,758
Other financial liabilities	16,182	11,773	11,380
Other liabilities accounts	6,029	6,256	5,972
Total Equity	24,062	23,979	21,902
Other customer funds under management	16,504	14,319	12,785
Investment funds	10,864	11,703	10,436
Pension funds	89	98	98
Assets under management	5,551	2,518	2,251
Other non-managed marketed customer funds	11,915	15,872	13,529
(Condensed) income statement
Net interest income	8,470	8,926	8,154
Net fee income	1,684	1,776	1,615
Gains (losses) on financial transactions	251	229	173
Other operating income	628	673	534
Total income	11,033	11,604	10,476
Administrative expenses, depreciation and amortisation	(4,677)	(4,983)	(4,494)
Profit from operations	6,356	6,621	5,982
Net loan-loss provisions	(3,917)	(3,656)	(3,449)
Other gains (losses) and provisions	(132)	(203)	(202)
Operating profit/(loss) before tax	2,307	2,762	2,331
Income tax	(574)	(681)	(598)
Profit/(loss) from continuing operations	1,733	2,081	1,733
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	1,733	2,081	1,733
Profit/(loss) attributable to non-controlling interests	261	426	433
Attributable profit to the parent	1,472	1,655	1,300
Operating segment | South America
(Condensed) balance sheet
TOTAL ASSETS	238,746	253,919	237,545
Loans and advances to customers	113,745	125,122	119,912
Cash, balances at central banks and credit institutions and other deposits on demand	43,154	51,379	48,327
Debt instruments	49,304	45,622	45,225
Other financial assets	17,342	14,864	9,359
Other asset accounts	15,201	16,932	14,722
TOTAL LIABILITIES	218,918	231,361	215,642
Customer deposits	111,808	114,817	108,247
Central banks and credit institutions	42,040	41,999	38,614
Marketable debt securities	21,280	29,840	31,504
Other financial liabilities	35,456	34,072	28,571
Other liabilities accounts	8,334	10,633	8,706
Total Equity	19,828	22,558	21,903
Other customer funds under management	49,850	76,023	68,172
Investment funds	49,850	69,071	61,515
Pension funds	0	0	0
Assets under management	0	6,952	6,657
Other non-managed marketed customer funds	6,187	60	128
(Condensed) income statement
Net interest income	10,723	13,316	12,891
Net fee income	3,589	4,787	4,497
Gains (losses) on financial transactions	765	564	498
Other operating income	(209)	(242)	(212)
Total income	14,868	18,425	17,674
Administrative expenses, depreciation and amortisation	(5,357)	(6,673)	(6,564)
Profit from operations	9,511	11,752	11,110
Net loan-loss provisions	(3,924)	(3,789)	(3,736)
Other gains (losses) and provisions	(320)	(749)	(663)
Operating profit/(loss) before tax	5,267	7,214	6,711
Income tax	(1,923)	(2,640)	(2,641)
Profit/(loss) from continuing operations	3,344	4,574	4,070
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	3,344	4,574	4,070
Profit/(loss) attributable to non-controlling interests	437	664	624
Attributable profit to the parent	2,907	3,910	3,446
Operating segment | Digital Consumer Bank
(Condensed) balance sheet
TOTAL ASSETS	146,851	140,273	127,564
Loans and advances to customers	113,258	114,504	106,047
Cash, balances at central banks and credit institutions and other deposits on demand	21,754	17,440	14,411
Debt instruments	5,659	3,196	3,324
Other financial assets	30	37	36
Other asset accounts	6,150	5,096	3,746
TOTAL LIABILITIES	134,241	128,107	115,847
Customer deposits	51,399	50,120	45,646
Central banks and credit institutions	41,567	33,652	32,111
Marketable debt securities	35,965	38,661	33,507
Other financial liabilities	1,370	1,652	912
Other liabilities accounts	3,940	4,022	3,671
Total Equity	12,610	12,166	11,717
Other customer funds under management	0	0	367
Investment funds	0	0	367
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	1,134	850	0
(Condensed) income statement
Net interest income	4,263	4,221	4,084
Net fee income	771	843	819
Gains (losses) on financial transactions	16	(10)	60
Other operating income	116	90	61
Total income	5,166	5,144	5,024
Administrative expenses, depreciation and amortisation	(2,329)	(2,339)	(2,223)
Profit from operations	2,837	2,805	2,801
Net loan-loss provisions	(957)	(508)	(390)
Other gains (losses) and provisions	49	18	(147)
Operating profit/(loss) before tax	1,929	2,315	2,264
Income tax	(495)	(599)	(591)
Profit/(loss) from continuing operations	1,434	1,716	1,673
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	1,434	1,716	1,673
Profit/(loss) attributable to non-controlling interests	301	326	292
Attributable profit to the parent	1,133	1,390	1,381
Operating segment | Corporate Centre
(Condensed) balance sheet
TOTAL ASSETS	182,587	168,352	170,614
Loans and advances to customers	5,044	5,764	6,509
Cash, balances at central banks and credit institutions and other deposits on demand	61,174	32,804	39,840
Debt instruments	1,917	840	377
Other financial assets	1,645	2,406	2,113
Other asset accounts	112,807	126,538	121,775
TOTAL LIABILITIES	106,557	77,991	82,439
Customer deposits	826	793	235
Central banks and credit institutions	38,554	12,254	30,879
Marketable debt securities	57,240	54,497	41,783
Other financial liabilities	493	636	1,334
Other liabilities accounts	9,444	9,811	8,208
Total Equity	76,030	90,361	88,175
Other customer funds under management	12	11	7
Investment funds	12	11	7
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	0	0	0
(Condensed) income statement
Net interest income	(1,374)	(1,252)	(987)
Net fee income	(29)	(50)	(69)
Gains (losses) on financial transactions	287	(297)	11
Other operating income	(25)	(19)	(13)
Total income	(1,141)	(1,618)	(1,058)
Administrative expenses, depreciation and amortisation	(329)	(373)	(426)
Profit from operations	(1,470)	(1,991)	(1,484)
Net loan-loss provisions	(31)	(35)	(115)
Other gains (losses) and provisions	(412)	(238)	(101)
Operating profit/(loss) before tax	(1,913)	(2,264)	(1,700)
Income tax	69	157	14
Profit/(loss) from continuing operations	(1,844)	(2,107)	(1,686)
Profit/(loss) after tax from discontinued operations	0	0	0
Profit/(loss) for the year	(1,844)	(2,107)	(1,686)
Profit/(loss) attributable to non-controlling interests	0	(9)	1
Attributable profit to the parent	(1,844)	(2,098)	(1,687)
Intra-Group eliminations
(Condensed) balance sheet
TOTAL ASSETS	(226,351)	(190,589)	(179,261)
Loans and advances to customers	0	0	0
Cash, balances at central banks and credit institutions and other deposits on demand	(142,513)	(107,895)	(100,400)
Debt instruments	0	0	0
Other financial assets	0	0	0
Other asset accounts	(83,838)	(82,694)	(78,861)
TOTAL LIABILITIES	(142,513)	(107,895)	(100,400)
Customer deposits	0	0	0
Central banks and credit institutions	(142,513)	(107,895)	(100,400)
Marketable debt securities	0	0	0
Other financial liabilities	0	0	0
Other liabilities accounts	0	0	0
Total Equity	(83,838)	(82,694)	(78,861)
Other customer funds under management	0	0	0
Investment funds	0	0	0
Pension funds	0	0	0
Assets under management	0	0	0
Other non-managed marketed customer funds	€ 0	€ 0	€ 0